Leases (Tables)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Schedule of weighted-average remaining lease term and discount rate
June 30,
2019

Weighted average remaining lease term	3 years

Weighted average discount rate	3.8%

Schedule of Lease expense
Six months ended
June 30, 2019

Operating lease	$621
Short-term lease	70
Total lease expense	$691

Schedule of maturities of lease liabilities
Operating Leases

2019 (excluding the six months ended June 30, 2019)	$669
2020	1,312
2021	1,276
2022	1,207
2023	1,092
2024 and after	1,420
Total operating lease payments	$6,976
Less: imputed interest	564
Present value of lease liabilities	$6,412